Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4,293	$ 3,646
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	52,460,920	52,460,920
Common stock, shares outstanding	51,858,089	49,887,268
Treasury stock, shares	602,831	2,573,652